Income Tax - Summary of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deferred Tax Assets (liabilities)
Non-capital losses available for future period	$ 979,448	$ 569,585
Deferred Tax Assets (liabilities)	979,448	569,585
Unrecognized deferred tax assets	$ (979,448)	$ (569,585)